Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of comprehensive income/ (loss) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Share of (loss) / income from subsidiaries and VIEs	¥ 52,693	¥ 80,818	¥ 31,605
Net income before income taxes	52,693	80,818	31,605
Income tax expense
Net (loss) / income of the Company	52,693	80,818	31,605
Other comprehensive (loss)/income	3,635	(8,019)	1,929
Comprehensive (loss)/ income	¥ 56,328	¥ 72,799	¥ 33,534